Interest-Bearings Deposits (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Interest-Bearing Deposits and Regulatory Matters [Abstract]
2013	$ 97,619
2014	30,913
2015	10,862
2016	11,385
2017	7,294
Time Deposits, Total	$ 158,073